Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, which requires that we, among other things, report the amount of “compensation actually paid” to our named executive officers. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year.

Year	Summary Compensation Table (“SCT”) Total for PEO (1)	Compensation Actually Paid (“CAP”) to PEO(1)(4)	SCT Total for PEO(2)	CAP to PEO(2)(4)	SCT Total for PEO(3)	CAP to PEO(3)(4)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Income (thousands)(6)
2024	$1,931,356	$229,973	$2,085,768	$1,477,303	$305,390	$302,602	$1,183,783	$1,084,937	$11.60	$(66,948)
2023	$1,866,844	$1,388,914	—	—	—	—	$1,156,210	$928,550	$10.03	$(82,465)
2022	$3,589,392	$(2,069,628)	—	—	—	—	$1,911,794	$(185,759)	$16.83	$(107,758)

(1)	These columns reflect the SCT and CAP information with respect to Mr. Floroiu who resigned as Chief Executive Officer of the Company on January 15, 2024.

(2)	These columns reflect the SCT and CAP information with respect to Mr. Lo, our current Chief Executive Officer.

(3)

These columns reflect the SCT and CAP information with respect to Dr. Michael J. Finney, who has served as Interim Chief Executive Officer from January 16, 2024, until Mr. Lo’s appointment as Chief Executive Officer on March 18, 2024.

(4)

As required by applicable SEC rules, CAP was calculated by beginning with the total amount reported in the SCT for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the Stock Awards column of the SCT, (ii) subtracting the grant date fair value of option awards reported in the Option Awards column of the SCT, and (iii) adding the change in fair value of stock and option awards for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable. For 2024, we used the following additional assumptions to determine the fair value of stock option awards under the Black-Scholes-Merton option-pricing model: (i) risk-free return rate: 3.38% - 4.68%; (ii) expected option term (in years): 0.85 - 6.61 years; and (iii) expected volatility: 85.16% - 135.47%.

Mr. Floroiu is included as the PEO for 2022 and 2023. Mr. Floroiu, Dr. Michael Finney and Mr. Lo are included as PEO for 2024. The non-PEO named executive officers included in the average for each covered fiscal year are: Dr. Tucker and Dr. Cummings.

PEO Total Compensation Amount	$ 2,085,768	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 1,477,303	0	0
Adjustment To PEO Compensation, Footnote

Following is a reconciliation of the SCT total and the CAP for 2024.

Fiscal		SCT	Grant Date Value of New Awards	Year End Value of New Awards	Change in Value of Unvested Awards	Change in Value of Vested Awards	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year	Fair Value at Start of Fiscal Year of Awards That Failed to Meet Vesting Conditions	Total Equity Award Adjustments	CAP
Year	Executives	(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2024	PEO: Andrei Floroiu, M.B.A.	$1,931,356	$(1,104,602)	—	—	$(154,397)	—	$(442,384)	$(596,781)	$229,973
	PEO: Steven Lo	$2,085,768	$(1,334,370)	$725,905	—	—	—	—	$725,905	$1,477,303
	PEO: Michael J. Finney, Ph.D.	$305,390	$(78,381)	$65,032	—	$10,560	—	—	$75,593	$302,602
	Non-PEO NEO Average	$1,183,783	$(532,592)	$289,345	$20,846	$123,556	—	—	$433,746	$1,084,937

(A) The dollar amounts reported in the Summary Compensation Table for 2024.

(B) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2024.

(H) The recalculated value of equity awards for 2024 includes the addition (or subtraction, as applicable) of the following:

(C) The year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year;

(D) the amount of change as of the end of the year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(E) for awards that vest in the year, the change in the fair value as of the vesting date from the beginning of the year;

(F) for awards that are granted and vest in the year, the change in the fair value as of the vesting date from the beginning of the year; and

(G) for awards that failed to meet vesting conditions in the year, the fair value at the start of the fiscal year.

(5)

Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on December 31, 2021 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The Company TSR reflected in the table above may not be indicative of future performance.

(6)	Reflects net income (loss) for the covered fiscal year, as reported in our Form 10-K for such year.

Non-PEO NEO Average Total Compensation Amount	$ 1,183,783	1,156,210	1,911,794
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,084,937	928,550	(185,759)
Compensation Actually Paid vs. Total Shareholder Return

Required Supplemental Graphs Showing Relationship Between:

CAP and Company TSR

The graph below illustrates the relationship between the CAP to our PEO and the other NEOs and the Company’s TSR during the period covered by the Pay versus Performance Table.

Compensation Actually Paid vs. Net Income

CAP and Net Income

The graph below illustrates the relationship between the CAP to our PEO and the other NEOs and the Company’s net income during the period covered by the Pay versus Performance Table.

Total Shareholder Return Amount	$ 11.6	10.03	16.83
Net Income (Loss)	(66,948,000)	(82,465,000)	(107,758,000)
Former PEO One [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,931,356	1,866,844	3,589,392
PEO Actually Paid Compensation Amount	229,973	1,388,914	(2,069,628)
Former PEO Two [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	305,390	0	0
PEO Actually Paid Compensation Amount	302,602	$ 0	$ 0
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	725,905
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,334,370)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	725,905
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(596,781)
PEO | Former PEO One [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,104,602)
PEO | Former PEO One [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,397)
PEO | Former PEO One [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO One [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(442,384)
PEO | Former PEO Two [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,593
PEO | Former PEO Two [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,381)
PEO | Former PEO Two [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,032
PEO | Former PEO Two [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO Two [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,560
PEO | Former PEO Two [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former PEO Two [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	433,746
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(532,592)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	289,345
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,846
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,556
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0